Average Annual Total Returns - Large Cap Multi-Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	14.92%	11.13%	11.86%	Mar. 26, 2013	12.42%	9.81%	10.90%	10.58%	8.70%	9.57%	20.96%	15.60%	14.38%	14.60%	10.85%	11.59%	Mar. 26, 2013	20.96%	15.60%	14.38%	14.99%	11.23%	9.39%	Jul. 10, 2014	20.96%	15.60%	12.91%